Shareholders equity - Treasury shares (Details) - BRL (R$)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024
Disclosure of classes of share capital [line items]
Balance, Beginning of the period	24,875,787,000	34,765,600,000	34,765,600,000
Exercised (note 22.2)	(119,558,000)		(1,005,113,000)
Repurchase	699,700,000		51,115,300,000
Stock canceled During Period, Shares			(60,000,000,000)
Treasury Stock, Number of Shares	25,455,929,000		24,875,787,000
Weighted Average Price Per Share, Treasury Shares	R$ 53.84	R$ 42.69	R$ 42.69
Exercised (note 22.2)	53.84		47.55
Repurchase	55.26		54.91
Canceled			48.40
Weighted Average Price Per Share, Treasury Shares	R$ 53.87		R$ 53.84
Treasury shares	R$ 1,339,197,000	R$ 1,484,014,000	R$ 1,484,014,000
Exercised (note 22.2)	(6,437,000)		(47,794,000)
Repurchase	38,664,000	309,952,000	2,806,764,000
Canceled			(2,903,787,000)
Treasury shares	1,371,424,000		1,339,197,000
Market Value Of Treasury Shares	1,536,826,000	1,934,010,000	1,934,010,000
Exercised (note 22.2)	(6,577,000)	R$ (54,213,000)
Repurchase	38,664,000		2,806,764,000
Canceled			(3,238,200,000)
Market Value Of Treasury Shares	R$ 1,347,637,000		R$ 1,536,826,000